Commitments and Contingencies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies.
Rent expense	$ 15,900,000	$ 13,000,000	$ 11,300,000
Commitments for minimum rentals under the non-cancelable leases
2013	17,626,000
2014	17,831,000
2015	13,085,000
2016	3,195,000
2017	2,619,000
Thereafter	17,032,000
Total	71,388,000
Minimum sublease rentals	$ 3,500,000